Income Taxes - Schedule of Significant Components of Company's Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
U.S. and state net operating loss carryforwards	$ 39,970	$ 17,876
Foreign net operating loss carryforwards		2,731
Stock-based compensation	6,405
Accruals and other temporary differences	1,225	1,819
Research and development credits	4,161	2,670
Capitalized research and development	4,505
Total deferred tax assets	56,266	25,096
Less valuation allowance	(56,266)	(25,096)
Net deferred tax assets	$ 0	$ 0